Liquidity and Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Liquidity and Going Concern [Line Items]
Net loss	$ (1,903,457)	$ (407,638)	$ (2,270,531)	$ (1,033,101)	$ (3,191,524)	$ (2,882,299)
Operating cash outflows			(1,195,753)	$ (17,412)	(120,483)	(2,333,899)
Cash	5,300,000		5,300,000		1,200,000
Trading securities	2,755,412		2,755,412		424,148	130,649
Current liabilities	770,928		770,928		988,417	1,539,719
Related Party [Member]
Liquidity and Going Concern [Line Items]
Due from related party	600,000		600,000		900,000	40,539
Accounts receivable					$ 200,000	$ 600,000